Financial Assets and Liabilities Measured At Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition-related contingent consideration, including current portion	$ 16,426	[1]	$ 14,990	[1]	$ 19,864
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition-related contingent consideration, including current portion	$ 16,426		$ 14,990

[1]	The short-term portion is included in "Accounts payable, accrued expenses and other." The long-term portion is included in "Other liabilities."